Related-Party Transactions (Tables)	12 Months Ended	9 Months Ended
	Dec. 31, 2013	Sep. 30, 2014
Related Party Expenses

Pieris AG has incurred the following expenses related to TUM (excluding value added taxes):

	Years ended December 31,
	2013	2012
Transfer of licenses and protective rights	$66,390	$19,290
Research	22,573	131,172

Total expenses incurred with TUM	$88,963	$150,462

TUM
Related Party Expenses

Pieris AG has incurred the following expenses related to TUM (excluding value added taxes):

	Nine months ended September 30,
	2014	2013
Transfer of licenses and protective rights	$50,839	$49,405
Research	—	22,454

Total expenses incurred with TUM	$50,839	$71,859